Principal Accounting Policies (Impairment of Long-Lived Assets and Intangible Assets) (Narrative) (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Impairment losses of intangible assets	$ 0	0	0	23,216,000
Impairment losses of other long-term assets	0	0	15,041,000	49,574,000
Remaining basis in the written-off assets		0